ANNUAL REPORT
DECEMBER 31, 1998







                           THE TRAVELERS VARIABLE LIFE INSURANCE
                           SEPARATE ACCOUNT THREE






[TRAVELERS LOGO]


The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                      THE TRAVELERS VARIABLE LIFE INSURANCE
                             SEPARATE ACCOUNT THREE

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998

ASSETS:
  Investments in eligible funds at market value:
    Greenwich Street Series Fund, 129,109 shares (cost $2,200,095) ...........       $ 2,265,856
    Smith Barney Concert Allocation Series Inc., 16,202 shares (cost $196,699)           196,806
    The Travelers Series Trust, 67,242 shares (cost $761,785) ................           826,735
    Travelers Series Fund Inc., 3,668,029 shares (cost $20,629,557) ..........        23,426,120
                                                                                     -----------

      Total Investments (cost $23,788,136) ...................................                        $26,715,517

Receivables:
  Dividends ..................................................................                            34,044
                                                                                                     -----------

      Total Assets ...........................................................                        26,749,561
                                                                                                     -----------


LIABILITIES:
  Payables:
    Insurance charges ........................................................                            4,837
    Administrative fees ......................................................                            2,315
  Accrued liabilities ........................................................                               19
                                                                                                    -----------

    Total Liabilities ........................................................                            7,171
                                                                                                    -----------

NET ASSETS: ..................................................................                      $26,742,390
                                                                                                    ===========



                       See Notes to Financial Statements

                      THE TRAVELERS VARIABLE LIFE INSURANCE
                             SEPARATE ACCOUNT THREE

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998


INVESTMENT INCOME:
  Dividends .............................................................                        $  983,611

EXPENSES:
  Insurance charges .....................................................       $  187,268
  Administrative fees ...................................................           90,563
                                                                                ----------

    Total expenses ......................................................                           277,831
                                                                                                 ----------

      Net investment income .............................................                           705,780
                                                                                                 ----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
    Proceeds from investments sold ......................................        9,513,348
    Cost of investments sold ............................................        9,159,876
                                                                                ----------

      Net realized gain (loss) ..........................................                           353,472

Change in unrealized gain (loss) on investments:
    Unrealized gain at December 31, 1997 ................................        1,623,358
    Unrealized gain at December 31, 1998 ................................        2,927,381
                                                                                ----------

      Net change in unrealized gain (loss) for the year .................                         1,304,023
                                                                                                 ----------

      Net realized gain (loss) and change in unrealized gain (loss) .....                         1,657,495
                                                                                                 ----------

Net increase in net assets resulting from operations ....................                        $2,363,275
                                                                                                 ==========




                        See Notes to Financial Statements

                      THE TRAVELERS VARIABLE LIFE INSURANCE
                             SEPARATE ACCOUNT THREE

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                          1998                1997
                                                                      ------------        ------------
OPERATIONS:
  Net investment income .......................................       $    705,780        $     57,855
  Net realized gain (loss) from investment transactions .......            353,472             198,491
  Net change in unrealized gain (loss) on investments .........          1,304,023           1,339,147
                                                                      ------------        ------------

    Net increase in net assets resulting from operations ......          2,363,275           1,595,493
                                                                      ------------        ------------

UNIT TRANSACTIONS:
  Participant premium payments
    (applicable to 8,130,176 and 9,499,785 units, respectively)          8,920,352          10,072,788
  Participant transfers from other Travelers accounts
    (applicable to 6,758,795 and 5,814,161 units, respectively)          9,841,235           7,483,363
  Growth rate intra-fund transfers in
    (applicable to 5,722,722 and 5,507,303 units, respectively)          8,383,600           7,198,001
  Contract surrenders
    (applicable to 454,917 and 318,674 units, respectively) ...           (627,508)           (403,189)
  Participant transfers to other Travelers accounts
    (applicable to 9,228,749 and 8,564,026 units, respectively)        (10,278,808)         (9,195,127)
  Growth rate intra-fund transfers out
    (applicable to 5,729,503 and 5,520,915 units, respectively)         (8,383,600)         (7,198,001)
                                                                      ------------        ------------

Net increase in net assets resulting from unit transactions ...          7,855,271           7,957,835
                                                                      ------------        ------------

  Net increase in net assets ..................................         10,218,546           9,553,328

NET ASSETS:
  Beginning of year ...........................................         16,523,844           6,970,516
                                                                      ------------        ------------

  End of year .................................................       $ 26,742,390        $ 16,523,844
                                                                      ============        ============





                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Variable Life Insurance Separate Account Three ("Separate Account Three") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc. (formerly Travelers Group Inc.), and is available for funding certain variable life insurance contracts issued by The Travelers. Separate Account Three is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Participant premium payments applied to Separate Account Three are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1998, the eligible funds available under Separate Account Three were: Zero Coupon Bond Fund Portfolio Series 2000, Zero Coupon Bond Fund Portfolio Series 2005 and MFS Emerging Growth Portfolio of The Travelers Series Trust; Alliance Growth Portfolio, Van Kampen Enterprise Portfolio (formerly Van Kampen American Capital Enterprise Portfolio), TBC Managed Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Cap Value Portfolio (formerly Smith Barney Income and Growth Portfolio), Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio, MFS Total Return Portfolio and AIM Capital Appreciation Portfolio of Travelers Series Fund Inc.; Total Return Portfolio of Greenwich Street Series Fund; and Select High Growth Portfolio, Select Growth Portfolio, Select Balanced Portfolio, Select Conservative Portfolio and Select Income Portfolio of Smith Barney Concert Allocation Series Inc. The Travelers Series Trust and Greenwich Street Series Fund are registered as Massachusetts business trusts. Travelers Series Fund Inc. and Smith Barney Concert Allocation Series Inc. are incorporated under Maryland law. All eligible funds are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

Effective December 18, 1998, the Zero Coupon Bond Fund Portfolio Series 1998 of The Travelers Series Trust was fully liquidated.

The following is a summary of significant accounting policies consistently followed by Separate Account Three in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The operations of Separate Account Three form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Three. Separate Account Three is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $18,051,860 and $9,513,348, respectively, for the year ended December 31, 1998. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $23,788,136 at December 31, 1998. Gross unrealized appreciation for all investments at December 31, 1998 was $2,973,645. Gross unrealized depreciation for all investments at December 31, 1998 was $46,264.

3.  CONTRACT CHARGES

Insurance charges are paid for the mortality and expense risks assumed by The Travelers. These charges are equivalent to 0.90% of the average net assets of Separate Account Three on an annual basis. (Contracts in this category are identified as Price 1 in Note 4.) For any contract year that follows a contract year in which the participant's average net fund growth rate (as described in the prospectus) is 6.5% or greater, these charges will be reduced to 0.75%. (Contracts in this category are identified as Price 2 in Note 4.)

Administrative fees are paid for administrative expenses incurred by The Travelers. This charge is equivalent to 0.40% of the average net assets of Separate Account Three on an annual basis.

Travelers Life receives contingent surrender charges on full or partial contract surrenders. Such charges are computed by applying various percentages to premiums and/or stated contract amounts (as described in the prospectus). Travelers Life received $15,869 in satisfaction of such contingent surrender charges for the year ended December 31, 1998. No contingent surrender charges were received for the year ended December 31, 1997.


4.  NET CONTRACT OWNERS' EQUITY

                                                            DECEMBER 31, 1998
                                                 -----------------------------------------

                                                                   UNIT           NET
                                                     UNITS         VALUE         ASSETS
                                                 -----------    ---------     ------------
Greenwich Street Series Fund
  Total Return Portfolio
    Price 1 ...............................          784,945       $1.545       $1,212,749
    Price 2 ...............................          677,997        1.552        1,052,503

Smith Barney Concert Allocation Series Inc.
  Select Balanced Portfolio
    Price 1 ...............................          105,397        1.057          111,442
  Select Conservative Portfolio
    Price 2 ...............................            5,744        1.042            5,986
  Select Growth Portfolio
    Price 1 ...............................           69,854        1.136           79,323

The Travelers Series Trust
  MFS Emerging Growth Portfolio
    Price 1 ...............................           82,740        1.515          125,379
    Price 2 ...............................           70,886        1.519          107,671
Zero Coupon Bond Fund Portfolio Series 2000
    Price 1 ...............................           27,032        1.139           30,784
    Price 2 ...............................           48,307        1.144           55,261
Zero Coupon Bond Fund Portfolio Series 2005
    Price 1 ...............................          197,135        1.215          239,439
    Price 2 ...............................          244,036        1.220          297,733

                                                               DECEMBER 31, 1998
                                                     ----------------------------------------

                                                                      UNIT            NET
                                                        UNITS         VALUE          ASSETS
                                                     ----------    ---------    --------------
Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Price 1 .................................           917,451       $1.483       $ 1,360,232
    Price 2 .................................           907,038        1.489         1,350,961
  Alliance Growth Portfolio
    Price 1 .................................         1,189,163        2.138         2,542,991
    Price 2 .................................         1,323,768        2.149         2,844,371
  MFS Total Return Portfolio
    Price 1 .................................         1,487,860        1.502         2,234,145
    Price 2 .................................         1,181,502        1.509         1,782,319
  Putnam Diversified Income Portfolio
    Price 1 .................................           559,849        1.126           630,614
    Price 2 .................................           347,000        1.131           392,610
  Smith Barney International Equity Portfolio
    Price 1 .................................           887,532        1.274         1,130,565
    Price 2 .................................           807,884        1.280         1,033,787
  Smith Barney Money Market Portfolio
    Price 1 .................................         1,933,615        1.124         2,173,012
    Price 2 .................................           291,581        1.129           329,267
  Smith Barney High Income Portfolio
    Price 1 .................................           496,847        1.279           635,280
    Price 2 .................................           315,096        1.285           404,804
  Smith Barney Large Cap Value Portfolio
    Price 1 .................................           570,415        1.597           910,893
    Price 2 .................................           484,666        1.604           777,535
  TBC Managed Income Portfolio
    Price 1 .................................           128,191        1.135           145,436
    Price 2 .................................           131,866        1.139           150,254
  Van Kampen Enterprise Portfolio
    Price 1 .................................           682,741        1.927         1,315,586
    Price 2 .................................           660,966        1.936         1,279,458
                                                                                   -----------

Net Contract Owners' Equity .................                                      $26,742,390
                                                                                   ===========

5.  STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                                        NO. OF            MARKET
                                                                          SHARES             VALUE
                                                                        -----------       -----------
  GREENWICH STREET SERIES FUND (8.5%)
    Total Return Portfolio
      Total (Cost $2,200,095) ...................................           129,109       $ 2,265,856
                                                                        -----------       -----------

  SMITH BARNEY CONCERT ALLOCATION SERIES INC. (0.7%)
    Select Balanced Portfolio (Cost $111,762) ...................             9,344           111,473
    Select Conservative Portfolio (Cost $5,846) .................               515             5,987
    Select Growth Portfolio (Cost $79,091) ......................             6,343            79,346
                                                                        -----------       -----------
      Total (Cost $196,699) .....................................            16,202           196,806
                                                                        -----------       -----------

  THE TRAVELERS SERIES TRUST (3.1%)
    MFS Emerging Growth Portfolio (Cost $190,094) ...............            13,818           233,112
    Zero Coupon Bond Fund Portfolio Series 2000 (Cost $82,635) ..             7,933            81,394
    Zero Coupon Bond Fund Portfolio Series 2005 (Cost $489,056) .            45,491           512,229
                                                                        -----------       -----------
      Total (Cost $761,785) .....................................            67,242           826,735
                                                                        -----------       -----------

  TRAVELERS SERIES FUND INC. (87.7%)
    AIM Capital Appreciation Portfolio (Cost $2,266,251) ........           187,286         2,711,899
    Alliance Growth Portfolio (Cost $4,072,852) .................           204,819         5,388,785
    MFS Total Return Portfolio (Cost $3,664,815) ................           235,910         4,017,546
    Putnam Diversified Income Portfolio (Cost $1,043,326) .......            85,292         1,023,502
    Smith Barney International Equity Portfolio (Cost $2,114,489)           157,564         2,164,934
    Smith Barney Money Market Portfolio (Cost $2,498,712) .......         2,498,712         2,498,712
    Smith Barney High Income Portfolio (Cost $1,065,276) ........            82,177         1,040,366
    Smith Barney Large Cap Value Portfolio (Cost $1,503,178) ....            83,567         1,688,882
    TBC Managed Income Portfolio (Cost $286,245) ................            25,129           295,769
    Van Kampen Enterprise Portfolio (Cost $2,114,413) ...........           107,573         2,595,725
                                                                        -----------       -----------
      Total (Cost $20,629,557) ..................................         3,668,029        23,426,120
                                                                        -----------       -----------

TOTAL INVESTMENT OPTIONS (100%)
  (COST $23,788,136) ............................................                         $26,715,517
                                                                                          ===========

6. SCHEDULE OF SEPARATE ACCOUNT THREE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997



                                                            TOTAL RETURN               SELECT BALANCED       SELECT CONSERVATIVE
                                                              PORTFOLIO                   PORTFOLIO               PORTFOLIO
                                                         1998           1997           1998        1997       1998        1997
                                                         ----           ----           ----        ----       ----        ----
INVESTMENT INCOME:
Dividends .........................................   $   109,725    $    61,473    $     2,762    $ --     $       136    $ --
                                                      -----------    -----------    -----------    -----   -----------    -----

EXPENSES:
Insurance charges .................................        16,528          9,145            601     --              41     --
Administrative fees ...............................         8,096          4,287            267     --              21     --
                                                      -----------    -----------    -----------    -----   -----------    -----
  Net investment income (loss) ....................        85,101         48,041          1,894     --              74     --
                                                      -----------    -----------    -----------    -----   -----------    -----

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..................       106,311        140,410          2,065     --             373     --
  Cost of investments sold ........................        82,668        112,153          2,141     --             363     --
                                                      -----------    -----------    -----------    -----   -----------    -----

    Net realized gain (loss) ......................        23,643         28,257            (76)    --              10     --
                                                      -----------    -----------    -----------    -----   -----------    -----

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ........       129,670         46,648           --       --            --       --
  Unrealized gain (loss) end of year ..............        65,761        129,670           (289)    --             141     --
                                                      -----------    -----------    -----------    -----   -----------    -----

Net change in unrealized gain (loss) for the year .       (63,909)        83,022           (289)    --             141     --

                                                      -----------    -----------    -----------    -----   -----------    -----

Net increase (decrease) in net assets
  resulting from operations .......................        44,835        159,320          1,529     --             225     --
                                                      -----------    -----------    -----------    -----   -----------    -----




UNIT TRANSACTIONS:
Participant premium payments ......................         2,106           --               (1)    --               1     --
Participant transfers from other Travelers accounts       756,221        917,596        111,141     --           5,854     --
Growth rate intra-fund transfers in ...............     1,159,660        699,667           --       --          17,044     --
Contract surrenders ...............................       (48,984)       (61,941)        (1,227)    --             (94)    --
Participant transfers to other Travelers accounts .       (34,171)       (30,242)          --       --            --       --

Growth rate intra-fund transfers out ..............    (1,159,660)      (699,667)          --       --         (17,044)    --
                                                      -----------    -----------    -----------    -----   -----------    -----

  Net increase (decrease) in net assets
    resulting from unit transactions ..............       675,172        825,413        109,913     --           5,761     --
                                                      -----------    -----------    -----------    -----   -----------    -----

    Net increase (decrease) in net assets .........       720,007        984,733        111,442     --           5,986     --




NET ASSETS:
  Beginning of year ...............................     1,545,245        560,512           --       --            --       --
                                                      -----------    -----------    -----------    -----   -----------    -----

  End of year .....................................   $ 2,265,252    $ 1,545,245    $   111,442    $ --     $     5,986    $ --
                                                      ===========    ===========    ===========    =====   ===========    =====

     SELECT GROWTH              MFS EMERGING         ZERO COUPON BOND FUND     ZERO COUPON BOND FUND
       PORTFOLIO              GROWTH PORTFOLIO       PORTFOLIO SERIES 1998     PORTFOLIO SERIES 2000
------------------------   ----------------------    ----------------------    ----------------------
  1998           1997        1998         1997         1998         1997         1998         1997
  ----           ----        ----         ----         ----         ----         ----         ----

$   1,447    $      --     $    --      $     996    $     691    $     678    $   4,713    $   3,185
---------    -----------   ---------    ---------    ---------    ---------    ---------    ---------


      478           --         1,171          138          100          102          557          475
      212           --           547           65           53           49          284          226
---------    -----------   ---------    ---------    ---------    ---------    ---------    ---------
      757           --        (1,718)         793          538          527        3,872        2,484
---------    -----------   ---------    ---------    ---------    ---------    ---------    ---------




    2,397           --        17,339          335       20,792          377       28,673        1,627
    2,513           --        15,614          326       20,917          374       26,763        1,597
---------    -----------   ---------    ---------    ---------    ---------    ---------    ---------

     (116)          --         1,725            9         (125)           3        1,910           30
---------    -----------   ---------    ---------    ---------    ---------    ---------    ---------


     --             --        (1,417)        --           (154)        (208)         175         (550)
      255           --        43,018       (1,417)        --           (154)      (1,241)         175
---------    -----------   ---------    ---------    ---------    ---------    ---------    ---------

      255           --        44,435       (1,417)         154           54       (1,416)         725
---------    -----------   ---------    ---------    ---------    ---------    ---------    ---------


      896           --        44,442         (615)         567          584        4,366        3,239
---------    -----------   ---------    ---------    ---------    ---------    ---------    ---------





     --             --            (6)        --             (1)        --           --           --
   80,558           --       131,117       63,844        7,632          114       51,629          113
     --             --        35,580         --           --         12,340         --         51,482
   (2,131)          --        (1,939)        (225)        (208)        (205)      (1,105)        (927)
     --             --        (3,568)        --        (20,560)        (102)     (26,889)        (103)
     --             --       (35,580)        --           --        (12,340)        --        (51,482)
---------    -----------   ---------    ---------    ---------    ---------    ---------    ---------


   78,427           --       125,604       63,619      (13,137)        (193)      23,635         (917)
---------    -----------   ---------    ---------    ---------    ---------    ---------    ---------

   79,323           --       170,046       63,004      (12,570)         391       28,001        2,322





     --             --        63,004         --         12,570       12,179       58,044       55,722
---------    -----------   ---------    ---------    ---------    ---------    ---------    ---------

$  79,323    $      --     $ 233,050    $  63,004    $    --      $  12,570    $  86,045    $  58,044
=========    ===========   =========    =========    =========    =========    =========    =========

6. SCHEDULE OF SEPARATE ACCOUNT THREE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                      ZERO COUPON BOND FUND      AIM CAPITAL APPRECIATION
                                                      PORTFOLIO SERIES 2005             PORTFOLIO          ALLIANCE GROWTH PORTFOLIO
                                                      -----------------------    ------------------------  -------------------------
                                                         1998         1997          1998         1997          1998         1997
                                                         ----         ----          ----         ----          ----         ----

INVESTMENT INCOME:
Dividends ...........................................  $  25,289    $  16,030    $    3,292    $     --     $  249,920   $     --
                                                       ---------    ---------    ----------    ----------   ----------   ----------

EXPENSES:
Insurance charges ...................................      2,772        2,445        18,687        11,337       31,952       16,480
Administrative fees .................................      1,358        1,201         9,139         5,298       15,842        7,761
                                                       ---------    ---------    ----------    ----------   ----------   ----------
    Net investment income (loss) ....................     21,159       12,384       (24,534)      (16,635)     202,126      (24,241)
                                                       ---------    ---------    ----------    ----------   ----------   ----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ....................     95,085      171,777       214,797       152,823      292,809      167,105
  Cost of investments sold ..........................     85,483      166,155       179,624       126,355      194,004      123,729
                                                       ---------    ---------    ----------    ----------   ----------   ----------

    Net realized gain (loss) ........................      9,602        5,622        35,173        26,468       98,805       43,376
                                                       ---------    ---------    ----------    ----------   ----------   ----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..........     16,260        7,598       135,886        32,420      600,476       97,659
  Unrealized gain (loss) end of year ................     23,173       16,260       445,648       135,886    1,315,933      600,476
                                                       ---------    ---------    ----------    ----------   ----------   ----------

    Net change in unrealized gain (loss) for the
     year ...........................................      6,913        8,662       309,762       103,466      715,457      502,817
                                                       ---------    ---------    ----------    ----------   ----------   ----------

Net increase (decrease) in net assets
    resulting from operations .......................     37,674       26,668       320,401       113,299    1,016,388      521,952
                                                       ---------    ---------    ----------    ----------   ----------   ----------




UNIT TRANSACTIONS:
Participant premium payments ........................        124         --             771          --            543         --
Participant transfers from other Travelers
   accounts..........................................    280,507       61,005       836,358     1,033,135    1,794,668    1,184,783
Growth rate intra-fund transfers in .................    100,613      275,670       948,245       946,825    1,689,982    1,453,046
Contract surrenders .................................    (11,827)      (9,282)      (50,394)      (30,224)     (60,954)     (56,159)
Participant transfers to other Travelers accounts ...    (80,001)    (159,336)     (139,143)     (102,441)     (84,269)     (77,184)

Growth rate intra-fund transfers out ................   (100,613)    (275,670)     (948,245)     (946,825)  (1,689,982)  (1,453,046)
                                                       ---------    ---------    ----------    ----------   ----------   ----------

  Net increase (decrease) in net assets
    resulting from unit transactions ................    188,803     (107,613)      647,592       900,470    1,649,988    1,051,440
                                                       ---------    ---------    ----------    ----------   ----------   ----------

    Net increase (decrease) in net assets ...........    226,477      (80,945)      967,993     1,013,769    2,666,376    1,573,392




NET ASSETS:
  Beginning of year .................................    310,695      391,640     1,743,200       729,431    2,720,986    1,147,594
                                                       ---------    ---------    ----------    ----------   ----------   ----------

  End of year .......................................  $ 537,172    $ 310,695    $2,711,193    $1,743,200   $5,387,362   $2,720,986
                                                       =========    =========    ==========    ==========   ==========   ==========

       MFS TOTAL RETURN          PUTNAM DIVERSIFIED INCOME      SMITH BARNEY INTERNATIONAL      SMITH BARNEY MONEY MARKET
           PORTFOLIO                     PORTFOLIO                   EQUITY PORTFOLIO                    PORTFOLIO
----------------------------    ----------------------------    ----------------------------    -----------------------------

     1998            1997            1998            1997            1998            1997            1998            1997
     ----            ----            ----            ----            ----            ----            ----            ----
$    165,472    $       --      $     41,663    $       --      $       --      $       --      $    148,941    $    131,787
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      28,375          13,067           7,292           3,698          15,310           8,704          26,457          23,575
      13,706           6,121           3,500           1,770           7,480           4,126          12,046          10,566
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
     123,391         (19,188)         30,871          (5,468)        (22,790)        (12,830)        110,438          97,646
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------




     333,398         231,197          90,468          92,623         153,789          61,621       7,856,592       6,865,826
     251,109         187,699          84,683          87,094         135,230          52,457       7,856,592       6,865,826
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      82,289          43,498           5,785           5,529          18,559           9,164            --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     263,423          20,902          30,551           1,048          23,396          31,701            --              --
     352,731         263,423         (19,824)         30,551          50,445          23,396            --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      89,308         242,521         (50,375)         29,503          27,049          (8,305)           --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     294,988         266,831         (13,719)         29,564          22,818         (11,971)        110,438          97,646
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------





       2,973            --             2,087            --              (215)           --         8,913,404      10,072,788
   1,783,561       1,268,160         580,962         328,642       1,019,843         649,033         118,916         311,243
   1,127,953       1,019,454         198,574         279,734         742,861         749,616         404,229         372,612
    (169,372)        (61,816)        (22,723)        (11,482)        (46,704)        (16,824)       (112,053)        (76,120)
    (128,473)       (124,119)        (54,333)        (80,188)        (92,664)        (49,881)     (9,504,606)     (8,507,335)
  (1,127,953)     (1,019,454)       (198,574)       (279,734)       (742,861)       (749,616)       (404,229)       (372,612)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,488,689       1,082,225         505,993         236,972         880,260         582,328        (584,339)      1,800,576
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,783,677       1,349,056         492,274         266,536         903,078         570,357        (473,901)      1,898,222





   2,232,787         883,731         530,950         264,414       1,261,274         690,917       2,976,180       1,077,958
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$  4,016,464    $  2,232,787    $  1,023,224    $    530,950    $  2,164,352    $  1,261,274    $  2,502,279    $  2,976,180
============    ============    ============    ============    ============    ============    ============    ============

6. SCHEDULE OF SEPARATE ACCOUNT THREE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)



                                                          SMITH BARNEY HIGH      SMITH BARNEY LARGE CAP     TBC MANAGED INCOME
                                                          INCOME PORTFOLIO           VALUE PORTFOLIO             PORTFOLIO
                                                       -----------------------   -------------------------   ---------------------
                                                          1998        1997          1998          1997        1998        1997
                                                          ----        ----          ----          ----        ----        ----
INVESTMENT INCOME:
Dividends ...........................................  $    54,547   $    --     $    50,219   $      --     $   9,960   $    --
                                                       -----------   ---------   -----------   -----------   ---------   ---------

EXPENSES:
Insurance charges ...................................        6,803       3,496        11,521         5,358       1,928         850
Administrative fees .................................        3,317       1,661         5,613         2,498         933         385
                                                       -----------   ---------   -----------   -----------   ---------   ---------
    Net investment income (loss) ....................       44,427      (5,157)       33,085        (7,856)      7,099      (1,235)
                                                       -----------   ---------   -----------   -----------   ---------   ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
  transactions:
  Proceeds from investments sold ....................       74,472     104,254        52,020        40,643      11,249       2,924
  Cost of investments sold ..........................       67,931      92,849        36,116        30,277       9,986       2,705
                                                       -----------   ---------   -----------   -----------   ---------   ---------

    Net realized gain (loss) ........................        6,541      11,405        15,904        10,366       1,263         219
                                                       -----------   ---------   -----------   -----------   ---------   ---------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..........       46,096       2,719       144,375        15,061      10,636         102
  Unrealized gain (loss) end of year ................      (24,910)     46,096       185,704       144,375       9,524      10,636
                                                       -----------   ---------   -----------   -----------   ---------   ---------

    Net change in unrealized gain (loss) for the year      (71,006)     43,377        41,329       129,314      (1,112)     10,534

                                                       -----------   ---------   -----------   -----------   ---------   ---------

Net increase (decrease) in net assets
    resulting from operations .......................      (20,038)     49,625        90,318       131,824       7,250       9,518
                                                       -----------   ---------   -----------   -----------   ---------   ---------




UNIT TRANSACTIONS:
Participant premium payments ........................           (2)       --             116          --           (10)       --
Participant transfers from other Travelers accounts .      576,743     228,242       610,611       571,914     135,653     139,944
Growth rate intra-fund transfers in .................      450,457     265,878       471,489       456,117     156,618      29,923
Contract surrenders .................................      (15,430)    (49,839)      (27,556)      (11,287)     (5,797)     (2,468)
Participant transfers to other Travelers accounts ...      (24,203)     (5,695)      (19,755)      (26,937)     (5,219)        (88)
Growth rate intra-fund transfers out ................     (450,457)   (265,878)     (471,489)     (456,117)   (156,618)    (29,923)
                                                       -----------   ---------   -----------   -----------   ---------   ---------

  Net increase (decrease) in net assets
    resulting from unit transactions ................      537,108     172,708       563,416       533,690     124,627     137,388
                                                       -----------   ---------   -----------   -----------   ---------   ---------

    Net increase (decrease) in net assets ...........      517,070     222,333       653,734       665,514     131,877     146,906




NET ASSETS:
  Beginning of year .................................      523,014     300,681     1,034,694       369,180     163,813      16,907
                                                       -----------   ---------   -----------   -----------   ---------   ---------

  End of year .......................................  $ 1,040,084   $ 523,014   $ 1,688,428   $ 1,034,694   $ 295,690   $ 163,813
                                                       ===========   =========   ===========   ===========   =========   =========

   VAN KAMPEN ENTERPRISE
        PORTFOLIO                      COMBINED
--------------------------    ----------------------------
   1998           1997            1998            1997
-----------    -----------    ------------    ------------
$   114,834    $      --      $    983,611    $    214,149
-----------    -----------    ------------    ------------


     16,695          7,676         187,268         106,546
      8,149          3,734          90,563          49,748
-----------    -----------    ------------    ------------
     89,990        (11,410)        705,780          57,855
-----------    -----------    ------------    ------------




    160,719         52,140       9,513,348       8,085,682
    108,139         37,595       9,159,876       7,887,191
-----------    -----------    ------------    ------------

     52,580         14,545         353,472         198,491
-----------    -----------    ------------    ------------


    223,985         29,111       1,623,358         284,211
    481,312        223,985       2,927,381       1,623,358
-----------    -----------    ------------    ------------

    257,327        194,874       1,304,023       1,339,147
-----------    -----------    ------------    ------------


    399,897        198,009       2,363,275       1,595,493
-----------    -----------    ------------    ------------





     (1,538)          --         8,920,352      10,072,788
    959,261        725,595       9,841,235       7,483,363
    880,295        585,637       8,383,600       7,198,001
    (49,010)       (14,390)       (627,508)       (403,189)
    (60,954)       (31,476)    (10,278,808)     (9,195,127)
   (880,295)      (585,637)     (8,383,600)     (7,198,001)
-----------    -----------    ------------    ------------


    847,759        679,729       7,855,271       7,957,835
-----------    -----------    ------------    ------------

  1,247,656        877,738      10,218,546       9,553,328





  1,347,388        469,650      16,523,844       6,970,516
-----------    -----------    ------------    ------------

$ 2,595,044    $ 1,347,388    $ 26,742,390    $ 16,523,844
===========    ===========    ============    ============

7. SCHEDULE OF UNITS FOR SEPARATE ACCOUNT THREE FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997



                                                  TOTAL RETURN                    SELECT BALANCED              SELECT CONSERVATIVE
                                                    PORTFOLIO                         PORTFOLIO                     PORTFOLIO
                                            ---------------------------        -----------------------      ------------------------
                                              1998              1997              1998           1997          1998           1997
                                              ----              ----              ----           ----          ----           ----
Units beginning of year ............        1,034,630           433,485                --          --               --          --
Units purchased and transferred from
  other Travelers accounts .........        1,245,502         1,160,463           106,603          --           22,606          --
Units redeemed and transferred to
  other Travelers accounts .........         (817,190)         (559,318)           (1,206)         --          (16,862)         --
                                           ----------        ----------        ----------        ----       ----------        ----
Units end of year ..................        1,462,942         1,034,630           105,397          --            5,744          --
                                           ==========        ==========        ==========        ====       ==========        ====


                                              SELECT GROWTH             MFS EMERGING GROWTH            ZERO COUPON BOND FUND
                                                PORTFOLIO                   PORTFOLIO                  PORTFOLIO SERIES 1998
                                           --------------------       ------------------------        ------------------------
                                             1998        1997           1998            1997            1998            1997
                                             ----        ----           ----            ----            ----            ----
Units beginning of year ............             --          --         55,109              --          11,669          11,880
Units purchased and transferred from
  other Travelers accounts .........         71,853          --        128,504          55,304           7,058          11,905
Units redeemed and transferred to
  other Travelers accounts .........         (1,999)         --        (29,987)           (195)        (18,727)        (12,116)
                                           --------        ----       --------        --------        --------        --------
Units end of year ..................         69,854          --        153,626          55,109              --          11,669
                                           ========        ====       ========        ========        ========        ========


                                          ZERO COUPON BOND FUND           ZERO COUPON BOND FUND        AIM CAPITAL APPRECIATION
                                          PORTFOLIO SERIES 2000           PORTFOLIO SERIES 2005              PORTFOLIO
                                        -------------------------     --------------------------     --------------------------
                                            1998           1997           1998           1997           1998           1997
                                            ----           ----           ----           ----           ----           ----
Units beginning of year ............        53,978         54,981        283,022        393,923      1,357,987        630,046
Units purchased and transferred from
  other Travelers accounts .........        45,981         49,538        325,899        329,678      1,314,827      1,570,818
Units redeemed and transferred to
  other Travelers accounts .........       (24,620)       (50,541)      (167,750)      (440,579)      (848,325)      (842,877)
                                        ----------     ----------     ----------     ----------     ----------     ----------
Units end of year ..................        75,339         53,978        441,171        283,022      1,824,489      1,357,987
                                        ==========     ==========     ==========     ==========     ==========     ==========


                                             ALLIANCE GROWTH              MFS TOTAL RETURN          PUTNAM DIVERSIFIED INCOME
                                                PORTFOLIO                     PORTFOLIO                      PORTFOLIO
                                        -------------------------      ------------------------     -------------------------
                                           1998           1997           1998           1997           1998           1997
                                           ----           ----           ----           ----           ----           ----
Units beginning of year ............     1,617,464        870,543      1,637,053        776,168        467,539        247,942
Units purchased and transferred from
  other Travelers accounts .........     1,905,431      1,810,650      2,024,601      1,788,362        681,582        560,998
Units redeemed and transferred to
  other Travelers accounts .........    (1,009,964)    (1,063,729)      (992,292)      (927,477)      (242,272)      (341,401)
                                        ----------     ----------     ----------     ----------     ----------     ----------
Units end of year ..................     2,512,931      1,617,464      2,669,362      1,637,053        906,849        467,539
                                        ==========     ==========     ==========     ==========     ==========     ==========

7. SCHEDULE OF UNITS FOR SEPARATE ACCOUNT THREE FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                          SMITH BARNEY INTERNATIONAL      SMITH BARNEY MONEY MARKET         SMITH BARNEY HIGH INCOME
                                              EQUITY PORTFOLIO                    PORTFOLIO                        PORTFOLIO
                                         ---------------------------     --------------------------      ---------------------------
                                            1998            1997            1998            1997            1998            1997
                                            ----            ----            ----            ----            ----            ----

Units beginning of year ............      1,039,227         578,127       2,744,995       1,031,783         404,740         261,976
Units purchased and transferred from
  other Travelers accounts ...........    1,338,927       1,116,707       8,597,506      10,137,452         783,618         406,299
Units redeemed and transferred to
  other Travelers accounts ...........     (682,738)       (655,607)     (9,117,305)     (8,424,240)       (376,415)       (263,535)
                                        -----------     -----------     -----------     -----------     -----------     -----------
Units end of year ..................      1,695,416       1,039,227       2,225,196       2,744,995         811,943         404,740
                                        ===========     ===========     ===========     ===========     ===========     ===========


                                          SMITH BARNEY LARGE CAP         TBC MANAGED INCOME         VAN KAMPEN ENTERPRISE
                                             VALUE PORTFOLIO                  PORTFOLIO                    PORTFOLIO
                                        --------------------------    --------------------------    -------------------------
                                           1998           1997           1998           1997           1998           1997
                                           ----           ----           ----           ----           ----           ----
Units beginning of year ............       701,302        313,239        149,666         16,739        862,199        382,114
Units purchased and transferred from
  other Travelers accounts .........       685,385        750,039        259,943        163,714      1,065,867        909,322
Units redeemed and transferred to
  other Travelers accounts .........      (331,606)      (361,976)      (149,552)       (30,787)      (584,359)      (429,237)
                                        ----------     ----------     ----------     ----------     ----------     ----------
Units end of year ..................     1,055,081        701,302        260,057        149,666      1,343,707        862,199
                                        ==========     ==========     ==========     ==========     ==========     ==========


                                                 COMBINED
                                         --------------------------
                                           1998            1997
                                           ----            ----
Units beginning of year ............     12,420,580       6,002,946
Units purchased and transferred from
  other Travelers accounts .........     20,611,693      20,821,249
Units redeemed and transferred to
  other Travelers accounts .........    (15,413,169)    (14,403,615)
                                        -----------     -----------
Units end of year ..................     17,619,104      12,420,580
                                        ===========     ===========

                          INDEPENDENT AUDITORS' REPORT


To the Owners of Variable Life Insurance Contracts of The Travelers Variable Life Insurance Separate Account Three:


We have audited the accompanying statement of assets and liabilities of The Travelers Variable Life Insurance Separate Account Three as of December 31, 1998, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1998, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Variable Life Insurance Separate Account Three as of December 31, 1998, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


KPMG LLP


Hartford, Connecticut
February 17, 1999

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut











This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Variable Life Insurance Separate Account Three or Separate Account Three's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Variable Life Insurance Separate Account Three product(s) offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.






VG-SEP3 (Annual) (12-98) Printed in U.S.A.